Average Annual Total Returns{- Fidelity Freedom® 2030 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-10 - Fidelity Freedom® 2030 Fund	Fidelity Freedom 2030 Fund - Class K Return Before Taxes Past 1 year	Fidelity Freedom 2030 Fund - Class K Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0203 Past 1 year	F0203 Since Inception
Total	11.53%	10.51%	[1]	28.71%	18.00%	[1]	11.17%	10.69%	[1]

[1]	(a)From July 20, 2017